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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust
        (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

Item 1 - Report to Shareholders
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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mortgage Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

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Fund Report
For the six months ended April 30, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED APRIL 30, 2006

                                         LEHMAN     LIPPER U.S.
                                        BROTHERS    MORTGAGE
                                        MORTGAGE      FUNDS
CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)     INDEX(2)
 0.64%     0.42%     0.46%     0.84%      1.25%       0.86%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

While some observers initially believed that the U.S. economy would suffer lingering aftereffects following the Gulf Coast hurricanes, the economic impact was less severe and far reaching than many had originally anticipated. Even sharply higher energy prices failed to interrupt the positive economic momentum. In fact, the Federal Open Market Committee (the "Fed") has revised its growth and inflation projections upward for all of 2006.

As many expected, the Fed raised the federal funds target rate in 25 basis point increments at each of its meetings, bringing the rate to 4.75 percent at the close of the reporting period. Although most measures of core inflation were at or above the high end of the Fed's acceptable inflation range, the Fed's view was that the U.S. economy remains on solid footing with relatively low core inflation. Investors continued to speculate about the Fed's future course of action, and if the current tightening cycle might be near an end.

Overall, yields in the U.S. Treasury market rose during the period. Short- and intermediate-term bond yields were responsive to stronger-than-expected data and the Fed's tightening moves. Long-term rates proved more reluctant, particularly during the early portion of the period, resulting in a continued flattening of the yield curve. (The yield curve measures the difference between the yields of short-term and long-term bonds.) However, toward the end of the period, the yield curve steepened as long-term rates moved upward.

Within the government bond sector, U.S. agency bonds posted a modest return over U.S. Treasuries. Relative to other non-government sub-sectors, however, U.S. Treasuries performed well. Within the mortgage sector, higher-coupon, longer-dated mortgage- backed issues outperformed lower-coupons issues for much of the period.

PERFORMANCE ANALYSIS

Morgan Stanley Mortgage Securities Trust underperformed the Lehman Brothers Mortgage Index and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2006, assuming no deduction of applicable sales charges.

Throughout the reporting period, we kept the Fund's overall interest-rate exposure well below that of its benchmark, the Lehman Brothers Mortgage Index. This posture served the Fund well as interest rates rose across the yield curve, especially in the short-term and intermediate-term portions of the curve. During the last month of the period, however, the steepening yield curve proved disadvantageous to the Fund's defensive positioning.

A focus on high-coupon, slow prepaying mortgage-backed securities benefited performance as these issues outperformed their lower-coupon counterparts. As is typical during periods of rising interest rates, prepayment speeds on mortgages slowed, which enhanced the appeal

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of these higher-yielding issues. This positioning was most favorable during the early portion of the reporting period. In the latter months, however, higher-coupon mortgage-backed issues slowed their pace. Against this backdrop, the yield advantage provided by the Fund's higher-coupon holdings offset the underperformance by its underweight in lower- and current-coupon issues, resulting in an overall neutral impact on performance.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION*
Mortgage-Backed -- FNMA               45.3%
Short-Term Investments                31.6
Collateralized Mortgage Obligations   14.4
Mortgage-Backed -- FHLM                6.6
Mortgage-Backed -- GNMA                1.1
U.S. Treasuries                        1.0

LONG-TERM CREDIT ANALYSIS
AAA                                    100%

* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $24,099,126 AND UNREALIZED DEPRECIATION OF $777,308 AND OUTSTANDING SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $11,409,125 AND UNREALIZED APPRECIATION OF $32,628.

DATA AS OF APRIL 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN MORTGAGE-RELATED SECURITIES, INCLUDING MORTGAGE-BACKED SECURITIES SUCH AS MORTGAGE PASS-THROUGH SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). IN MAKING INVESTMENT DECISIONS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS AND OTHER FACTORS. THE FUND IS NOT LIMITED AS TO THE MATURITIES OR TYPES OF MORTGAGE-BACKED SECURITIES IN WHICH IT MAY INVEST.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM

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AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE
OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

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Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2006

                   CLASS A SHARES*   CLASS B SHARES**    CLASS C SHARES+    CLASS D SHARES++
                  (SINCE 07/28/97)   (SINCE 03/31/87)   (SINCE 07/28/97)   (SINCE 07/28/97)
SYMBOL                  MTGAX              MTGBX              MTGCX              MTGDX
1 YEAR                 1.11%(3)           0.56%(3)           0.51%(3)           1.30%(3)
5 YEARS               (3.18)(4)          (4.28)(4)          (0.46)(4)             --
10 YEARS               4.57(3)            3.80(3)            3.84(3)            4.68(3)
                       3.66(4)            3.45(4)            3.84(4)              --
                         --               4.85(3)              --                 --
                         --               4.85(4)              --                 --
SINCE INCEPTION        5.29(3)            5.95(3)            4.51(3)            5.26(3)
                       4.77(4)            5.95(4)            4.51(4)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS MORTGAGE INDEX COVERS THE MORTGAGE-BACKED PASS-THROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA), AND FREDDIE MAC (FHLMC). THIS INDEX IS THE MORTGAGE BACKED SECURITIES FIXED RATE COMPONENT OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER U.S. MORTGAGE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER U.S. MORTGAGE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

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Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/05 - 04/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     11/01/05 -
                                                     11/01/05        04/30/06        04/30/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (0.64% return)                               $1,000.00       $1,006.40          $5.47
Hypothetical (5% annual return before expenses)     $1,000.00       $1,019.34          $5.51

CLASS B
Actual (0.42% return)                               $1,000.00       $1,004.20          $8.50
Hypothetical (5% annual return before expenses)     $1,000.00       $1,016.31          $8.55

CLASS C
Actual (0.46% return)                               $1,000.00       $1,004.60          $8.25
Hypothetical (5% annual return before expenses)     $1,000.00       $1,016.56          $8.30

CLASS D
Actual (0.84% return)                               $1,000.00       $1,008.40          $4.28
Hypothetical (5% annual return before expenses)     $1,000.00       $1,020.53          $4.31

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.10%, 1.71%, 1.66% AND 0.86% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

Investment Advisory Agreement Approval

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY MORTGAGE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - APRIL 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                           COUPON
THOUSANDS   DESCRIPTION AND MATURITY DATE                            RATE        VALUE
-----------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED
            SECURITIES (79.8%)
            FEDERAL HOME LOAN MORTGAGE CORP. (1.3%)
  $ 2,199   10/01/10 - 02/01/20                                      9.50%   $  2,385,362
      518   06/01/16 - 10/01/19                                     10.00         567,357
       55   02/01/16 - 12/01/17                                     10.50          60,203
                                                                              -----------
                                                                                3,012,922
                                                                              -----------
            FEDERAL HOME LOAN MORTGAGE CORP. PC GOLD (8.6%)
    4,164   10/01/18 - 06/01/20                                      5.00       4,053,890
    7,450   *                                                        5.50       7,384,813
      780   12/01/28 - 09/01/33                                      6.50         795,007
    5,689   04/01/20 - 08/01/32                                      7.50       5,934,094
    1,393   02/01/23 - 07/01/31                                      8.00       1,481,859
                                                                              -----------
                                                                               19,649,663
                                                                              -----------
            FEDERAL NATIONAL MORTGAGE ASSOC. (68.3%)
   29,500   *                                                        4.50      27,581,313
   35,150   *                                                        5.00      33,754,500
    2,254   03/01/36 (ARM)                                           5.387      2,304,395
   39,000   *                                                        5.50      37,878,750
    2,255   03/01/36 (ARM)                                           5.665      2,324,570
    8,814   01/01/27 - 12/01/33                                      6.50       8,995,260
    9,050   *                                                        7.00       9,304,531
   27,731   07/01/23 - 01/01/36                                      7.00      28,532,322
    3,975   09/01/29 - 06/01/32                                      7.50       4,140,163
    1,247   08/01/24 - 02/01/32                                      8.00       1,329,297
      161   01/01/22 - 04/01/25                                      8.50         173,498
      115   09/01/16 - 05/01/20                                      9.50         126,982
       56   03/01/16 - 02/01/18                                      9.75          60,397
                                                                              -----------
                                                                              156,505,978
                                                                              -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOC. (1.5%)
    1,025   08/15/25 - 05/15/29                                      6.50       1,057,080
       13   06/15/29 - 08/15/29                                      7.50          13,832
      678   10/15/19 - 10/15/24                                      8.50         735,639
    1,494   11/15/17 - 06/15/20                                      9.50       1,642,099
       41   05/15/16 - 11/15/20                                     10.00          45,023
                                                                              -----------
                                                                                3,493,673
                                                                              -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOC. II (0.1%)
      284   05/20/30                                                 8.00         302,217
                                                                              -----------
            TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED
            SECURITIES (COST $184,235,132)                                    182,964,453
                                                                              -----------

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                                       10

PRINCIPAL
AMOUNT IN                                                            COUPON
THOUSANDS   DESCRIPTION AND MATURITY DATE                             RATE         VALUE
------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS (1.6%)
            U.S. TREASURY BOND

  $ 1,770   08/15/27                                                 6.375%    $2,007,568
            U.S. TREASURY STRIP
    4,560   02/15/27                                                 0.00       1,518,475
                                                                                ----------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (COST $3,905,429)                                                    3,526,043
                                                                                ----------
            COLLATERALIZED MORTGAGE OBLIGATIONS (21.7%)
            U.S. GOVERNMENT AGENCIES (2.7%)
            FEDERAL NATIONAL MORTGAGE ASSOC.
      529   Grantor Trust 2004-T5 A13 05/28/35                       4.918++       529,923
    1,931   Whole Loan 2005-W2 A1 05/25/35                           5.159++     1,936,934
      388   2004-70 DF 10/25/34                                      6.159++       388,022
    1,371   1996-46 FC 12/25/23                                      6.168++     1,421,418
   17,984   2006-28 1P 03/25/36 (IO)                                 1.519         491,743
    3,755   2005-68 XI 08/25/35 (IO)                                 6.00        1,472,189
                                                                                ----------
            TOTAL U.S. GOVERNMENT AGENCIES                                       6,240,229
                                                                                ----------
            PRIVATE ISSUES (19.0%)
      756   American Home Mortgage Investment Trust
            2004-1 1A 04/25/44                                       5.309++       757,902
    1,637   Banc of America Funding Corp.
            2005-F 1A2 09/20/35                                      5.272++     1,647,341
            Countrywide Alternative Loan Trust
    5,347   2005-81 X1 02/25/37 (IO)                                 0.955++       299,120
    7,554   2006-OA1 2X 03/20/46 (IO)                                1.04+++       390,696
   20,389   2004-25 2X 02/25/35 (IO)                                 1.405++       474,670
    1,370   2006-0A2 A2A 05/20/46                                    5.072++     1,369,595
    1,254   2005-59 1A2B 11/20/35                                    5.182++     1,259,224
    1,252   2005-51 2A2A 11/20/35                                    5.212++     1,257,038
    1,253   2005-51 1A2A 11/20/35                                    5.212++     1,258,665
    1,410   2006-0A1 1A2 03/20/46                                    5.222++     1,410,130
      900   2005-44 2A2A 10/25/35                                    5.239++       902,456
    1,387   2005-44 1A2A 10/25/35                                    5.249       1,390,656
            Countrywide Home Loan Trust
    1,222   2006-00A4 A2 04/25/46                                    5.229++     1,221,989
            CS First Boston Mortgage Securities Corp.
      432   2002-34 2A4 12/25/32                                     5.559++       432,388

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON
THOUSANDS   DESCRIPTION AND MATURITY DATE                            RATE        VALUE
----------------------------------------------------------------------------------------
            DSLA Mortgage Loan Trust
$   1,477   2005-AR4 2A1C 08/19/45                                  5.21++%   $1,484,867
    1,081   2004-AR1 A2 09/19/44                                    5.332++    1,087,253
            Greenpoint Mortgage Fund
   21,660   2005-AR1 X1 06/25/45 (IO)                               1.113++      578,718
    7,035   2005-AR3 X1 08/25/45 (IO)                               1.206++      231,918
   21,317   2005-AR2 X1 06/25/45 (IO)                               1.857++      689,464
   15,028   2005-AR4 X4 10/25/45 (IO)                               1.990++      486,035
    1,752   2006-AR2 3A2 03/25/36                                   5.279++    1,752,319
            Harborview Mortgage Loan Trust
        3   2006-1 PO1 03/19/37 (PO)                                0.00           2,147
    7,996   2005-3 X2 06/19/35 (IO)                                 0.321++      209,904
    7,113   2006-1 X1 03/19/37 (IO)                                 0.414++      368,998
    8,599   2005-2 X 05/19/35 (IO)                                  1.464++      225,735
   13,919   2005-16 X3 01/19/36 (IO)                                0.599++      491,491
    5,012   2005-16 X1 01/19/36 (IO)                                1.045++      178,433
    1,780   2005-5 2A1B 07/19/45                                    5.20++     1,784,209
            Indymac Indx Mortgage Loan Trust
   18,988   2005-AR12 AX2 07/25/35 (IO)                             1.056++      688,331
    1,251   2005-AR12 2A1B 07/25/35                                 5.239++    1,260,530
            Luminent Mortgage Trust
    1,241   2006-1 A1 04/25/36                                      5.199++    1,242,038
    1,262   2006-2 A1B 02/25/46                                     5.239++    1,263,503
            Mortgaget Trust
    1,695   2006-1 2A1B 04/25/36                                    5.239++    1,700,317
            Residential Accredit Loans, Inc.
      740   2006-Q01 1A1 02/25/46                                   5.219++      739,571
      623   2006-Q01 2A1 02/25/46                                   5.229++      625,547
            Structured Asset Mortgage Investments, Inc.
    2,050   2006-AR3 11A2 04/25/36 (WI)                             5.06++     2,050,000
    1,469   2006-AR2 A2 02/25/36                                    5.269++    1,473,582
            WMalt Mortgage Pass-Through Certificates
    1,393   2006-AR2 A1A 04/25/46                                   4.951++    1,381,427

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON
THOUSANDS   DESCRIPTION AND MATURITY DATE                              RATE           VALUE
-----------------------------------------------------------------------------------------------
            Washington Mutual
$   8,185   2004-AR10 X 07/25/44 (IO)                                0.609++%     $     153,460
    4,834   2004-AR8 X 06/25/44 (IO)                                 0.609++             90,642
   11,962   2004-AR12 X 10/25/44 (IO)                                0.634++            209,333
      991   2005-AR17 A1B1 12/25/45                                  5.209++            991,281
    1,210   2005-AR19 A1B1 12/25/45                                  5.209++          1,210,548
    1,082   2005-AR15 A1B1 11/25/45                                  5.209++          1,085,397
    1,436   2005-AR13 A1B1 10/25/45                                  5.219++          1,438,935
    1,258   2005-AR6 2AB3 04/25/45                                   5.229++          1,262,163
    1,045   2006-AR8 2AB3 07/25/45                                   5.319++          1,050,286
                                                                                  -------------
            TOTAL PRIVATE ISSUES                                                     43,560,252
                                                                                  -------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (COST $48,980,417)                                                    49,800,481
                                                                                  -------------
            SHORT-TERM INVESTMENTS (47.6%)
            U.S. GOVERNMENT AGENCIES & OBLIGATIONS (a) (45.4%)
   46,000   Federal Home Loan Banks 05/01/06 - 06/14/06            4.665 - 4.75      45,868,662
   42,710   Federal Home Loan Mortgage Corp. 05/02/06 - 06/12/06   4.515 - 4.66      42,621,859
   15,000   Federal Home Loan Mortgage Corp. 05/15/06 - 05/22/06    4.65 - 4.71      14,963,483
      500   U.S. Treasury Bills+ 7/13/06                               4.26             495,681
                                                                                  -------------
            TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
               (COST $103,949,685)                                                  103,949,685
                                                                                  -------------
            REPURCHASE AGREEMENT (2.2%)
    5,109   Joint repurchase agreement account due 05/01/06
               (dated 04/28/06 proceeds $5,111,033) (b)
               (COST $5,109,000)                                      4.775           5,109,000
                                                                                  -------------
            TOTAL SHORT-TERM INVESTMENTS (COST $109,058,685)                        109,058,685
                                                                                  -------------
            TOTAL INVESTMENTS (COST $346,179,663) (c) (d)             150.7%        345,349,662
            LIABILITIES IN EXCESS OF OTHER ASSETS                     (50.7)       (116,131,042)
                                                                      -----       -------------
            NET ASSETS                                                100.0%      $ 229,218,620
                                                                      =====       =============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
PC   PARTICIPATION CERTIFICATE.

PO   PRINCIPAL ONLY SECURITY.

IO   INTEREST ONLY SECURITY.

ARM  ADJUSTABLE RATE MORTGAGE. INTEREST RATE IN EFFECT AS OF APRIL 30, 2006.

+ A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $150,900.

++   FLOATING RATE SECURITY, RATE SHOWN IS THE RATE IN EFFECT AT APRIL 30, 2006.

* SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.

(a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.

(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $156,236,096 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.

(d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,402,795 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,232,796, RESULTING IN NET UNREALIZED DEPRECIATION OF $830,001.

FUTURES CONTRACTS OPEN AT APRIL 30, 2006:

                                                                                UNREALIZED
NUMBER OF                      DESCRIPTION, DELIVERY        UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT            MONTH AND YEAR            AMOUNT AT VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------------------
   105         Long         U.S. Treasury Bond 20 Year
                                     June 2006               $ 12,880,532       $(523,285)
   122         Long         U.S. Treasury Note 10 Year
                                     June 2006                 11,218,594        (254,023)
    56         Short        U.S. Treasury Note 2 Year
                                     June 2006                (11,409,125)         32,628
                                                                                ---------
                            Net Unrealized Depreciation                         $(744,680)
                                                                                =========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MORTGAGE SECURITIES TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $346,179,663)     $345,349,662
Receivable for:
   Investments sold                                            7,060,726
   Interest                                                      896,013
   Principal paydowns                                            121,696
   Variation margin                                               28,626
   Shares of beneficial interest sold                              3,267
Prepaid expenses and other assets                                 65,796
                                                            ------------
   TOTAL ASSETS                                              353,525,786
                                                            ------------
LIABILITIES:
Payable for:
   Investments purchased                                     123,738,058
   Shares of beneficial interest redeemed                        145,231
   Investment advisory fee                                        89,491
   Distribution fee                                               78,853
   Dividends to shareholders                                      60,197
   Transfer agent fee                                             29,973
   Administration fee                                             15,233
Accrued expenses and other payables                              150,130
                                                            ------------
   TOTAL LIABILITIES                                         124,307,166
                                                            ------------
   NET ASSETS                                               $229,218,620
                                                            ============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                             $246,625,471
Net unrealized depreciation                                   (1,574,681)
Dividends in excess of net investment income                  (1,398,967)
Accumulated net realized loss                                (14,433,203)
                                                            ------------
   NET ASSETS                                               $229,218,620
                                                            ============
CLASS A SHARES:
Net Assets                                                  $154,770,812
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)     17,141,217
   NET ASSET VALUE PER SHARE                                $       9.03
                                                            ============
   MAXIMUM OFFERING PRICE PER SHARE,
   (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)          $       9.43
                                                            ============
CLASS B SHARES:
Net Assets                                                  $ 57,284,967
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)      6,462,704
   NET ASSET VALUE PER SHARE                                $       8.86
                                                            ============
CLASS C SHARES:
Net Assets                                                  $  8,340,545
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)        932,594
   NET ASSET VALUE PER SHARE                                $       8.94
                                                            ============
CLASS D SHARES:
Net Assets                                                  $  8,822,296
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)        997,075
   NET ASSET VALUE PER SHARE                                $       8.85
                                                            ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

NET INVESTMENT INCOME:
Interest Income                                           $ 5,938,562
                                                          -----------
EXPENSES
Investment advisory fee                                       577,001
Distribution fee (Class A shares)                             195,538
Distribution fee (Class B shares)                             275,860
Distribution fee (Class C shares)                              36,151
Transfer agent fees and expenses                              180,080
Administration fee                                             98,213
Shareholder reports and notices                                58,066
Professional fees                                              45,617
Registration fees                                              33,382
Custodian fees                                                 33,255
Trustees' fees and expenses                                     5,271
Other                                                          27,056
                                                          -----------
   TOTAL EXPENSES                                           1,565,490
Less: expense offset                                             (270)
                                                          -----------
   NET EXPENSES                                             1,565,220
                                                          -----------
   NET INVESTMENT INCOME                                    4,373,342
                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                (2,284,411)
Futures contracts                                             656,092
                                                          -----------
   NET REALIZED LOSS                                       (1,628,319)
                                                          -----------

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                   378,659
Futures contracts                                          (1,252,385)
                                                          -----------
   NET DEPRECIATION                                          (873,726)
                                                          -----------
   NET LOSS                                                (2,502,045)
                                                          -----------
NET INCREASE                                              $ 1,871,297
                                                          ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE SIX      FOR THE YEAR
                                                                    MONTHS ENDED          ENDED
                                                                   APRIL 30, 2006   OCTOBER 31, 2005
                                                                   --------------   ----------------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $  4,373,342      $  5,877,540
Net realized gain (loss)                                              (1,628,319)        1,989,519
Net change in unrealized depreciation                                   (873,726)       (3,902,512)
                                                                    ------------      ------------
   NET INCREASE                                                        1,871,297         3,964,547
                                                                    ------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                        (3,716,979)       (4,113,875)
Class B shares                                                        (1,294,597)       (6,267,218)
Class C shares                                                          (182,402)         (411,652)
Class D shares                                                          (229,804)         (533,753)
                                                                    ------------      ------------
   TOTAL DIVIDENDS                                                    (5,423,782)      (11,326,498)
                                                                    ------------      ------------
Net decrease from transactions in shares of beneficial interest      (32,258,787)      (68,943,194)
                                                                    ------------      ------------
   NET DECREASE                                                      (35,811,272)      (76,305,145)
NET ASSETS:
Beginning of period                                                  265,029,892       341,335,037
                                                                    ------------      ------------
END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
$1,398,967 AND $348,527, RESPECTIVELY)                              $229,218,620      $265,029,892
                                                                    ============      ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MORTGAGE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2006 (UNAUDITED)

1.   ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Mortgage Securities Trust ( the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3.   PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,115,657 at April 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.80%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $100,087 and $582, respectively and received $6,699 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2006 were $848,659,217 and $888,774,805, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,658. At April 30, 2006, the Fund had an accrued pension liability of $63,252 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into theses contracts from potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                            FOR THE SIX                  FOR THE YEAR
                                            MONTHS ENDED                    ENDED
                                           APRIL 30, 2006              OCTOBER 31, 2005
                                     -------------------------   ---------------------------
                                            (UNAUDITED)
                                       SHARES        AMOUNT         SHARES         AMOUNT
                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold                                     68,244   $    624,782       227,490   $   2,120,309
Conversion from Class B                 377,940      3,453,789    19,413,595     180,919,033
Reinvestment of dividends               260,566      2,380,193       273,848       2,543,486
Redeemed                             (2,187,991)   (19,997,814)   (2,426,541)    (22,566,907)
                                     ----------   ------------   -----------   -------------
Net increase (decrease) -- Class A   (1,481,241)   (13,539,050)   17,488,392     163,015,921
                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold                                     69,933        629,757       588,713       5,392,491
Conversion to Class A                  (385,104)    (3,453,789)  (19,774,204)   (180,919,033)
Reinvestment of dividends                89,850        805,707       398,528       3,646,187
Redeemed                             (1,495,442)   (13,424,564)   (6,087,238)    (55,752,299)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class B              (1,720,763)   (15,442,889)  (24,874,201)   (227,632,654)
                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold                                     32,009        289,168       117,304       1,084,920
Reinvestment of dividends                14,358        129,891        30,621         282,356
Redeemed                               (186,514)    (1,687,136)     (456,842)     (4,215,679)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class C                (140,147)    (1,268,077)     (308,917)     (2,848,403)
                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold                                     94,382        846,509       274,220       2,507,674
Reinvestment of dividends                19,849        177,675        41,901         382,219
Redeemed                               (338,209)    (3,032,955)     (478,446)     (4,367,951)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class D                (223,978)    (2,008,771)     (162,325)     (1,478,058)
                                     ----------   ------------   -----------   -------------
Net decrease in Fund                 (3,566,129)  $(32,258,787)   (7,857,051)  $ (68,943,194)
                                     ==========   ============   ===========   =============

7. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

8. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2005, the Fund had a net capital loss carryforward of $12,951,775 of which $2,381,171 will expire on October 31, 2007, $3,711,589 will expire on October 31, 2011, $1,178,907 will expire on October 31, 2012 and $5,680,108 will expire on October 31, 2013 to offset future capital gains to the extent provided by regulations.

As of October 31, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures contracts and dividend payable.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied plaintiff's motion to supplement their complaint. This matter is now concluded.

MORGAN STANLEY MORTGAGE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX             FOR THE YEAR ENDED OCTOBER 31,
                                              MONTHS ENDED    -----------------------------------------------
                                             APRIL 30, 2006     2005       2004      2003      2002     2001
                                             --------------   --------   -------   -------   -------   ------
                                               (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $   9.17       $   9.40   $  9.29   $  9.58   $  9.51   $ 8.98
                                               --------       --------   -------   -------   -------   ------
Income (loss) from investment operations:
   Net investment income                           0.17           0.19      0.07      0.12      0.43     0.54
   Net realized and unrealized gain (loss)        (0.07)         (0.03)     0.36      0.04      0.12     0.53
                                               --------       --------   -------   -------   -------   ------
Total income from investment operations            0.10           0.16      0.43      0.16      0.55     1.07
                                               --------       --------   -------   -------   -------   ------
Less dividends from net investment income         (0.24)         (0.39)    (0.32)    (0.45)    (0.48)   (0.54)
                                               --------       --------   -------   -------   -------   ------
Net asset value, end of period                 $   9.03       $   9.17   $  9.40   $  9.29   $  9.58   $ 9.51
                                               ========       ========   =======   =======   =======   ======
TOTAL RETURN+                                      0.64%(1)       1.68%     4.74%     1.70%     6.14%   12.28%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                           1.10%(2)       1.05%     0.91%     0.92%     0.90%    0.91%
Net investment income                              3.74%(2)       2.31%     1.52%     1.69%     4.51%    5.90%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $154,771       $170,689   $10,663   $18,409   $22,713   $8,593
Portfolio turnover rate                             320%(1)        772%      666%      654%       25%     157%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX               FOR THE YEAR ENDED OCTOBER 31,
                                              MONTHS ENDED    ---------------------------------------------------
                                             APRIL 30, 2006     2005      2004       2003       2002       2001
                                             --------------   -------   --------   --------   --------   --------
                                               (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $  9.00        $  9.23   $   9.12   $   9.42   $   9.35   $   8.85
                                               -------        -------   --------   --------   --------   --------
Income (loss) from investment operations:
   Net investment income                          0.14           0.12       0.00       0.05       0.36       0.47
   Net realized and unrealized gain (loss)       (0.08)         (0.03)      0.36       0.03       0.12       0.50
                                               -------        -------   --------   --------   --------   --------
Total income from investment operations           0.06           0.09       0.36       0.08       0.48       0.97
                                               -------        -------   --------   --------   --------   --------
Less dividends from net investment income        (0.20)         (0.32)     (0.25)     (0.38)     (0.41)     (0.47)
                                               -------        -------   --------   --------   --------   --------
Net asset value, end of period                 $  8.86        $  9.00   $   9.23   $   9.12   $   9.42   $   9.35
                                               =======        =======   ========   ========   ========   ========
TOTAL RETURN+                                     0.42%(1)       0.97       4.05%      0.89%      5.36%     11.38%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                          1.71%(2)       1.65%      1.59%      1.56%      1.55%      1.56%
Net investment income                             3.13%(2)       1.71       0.84%      1.05%      3.86%      5.25%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $57,285        $73,635   $305,066   $394,399   $476,023   $490,351
Portfolio turnover rate                            320%(1)        772%       666%       654%        25%       157%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX             FOR THE YEAR ENDED OCTOBER 31,
                                             MONTHS ENDED    ----------------------------------------------
                                            APRIL 30, 2006    2005      2004     2003       2002      2001
                                            --------------   ------   -------   -------   -------   -------
                                              (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period          $ 9.08         $ 9.31   $  9.20   $  9.50   $  9.43   $  8.93
                                              ------         ------   -------   -------   -------   -------
Income (loss) from investment operations:
   Net investment income                        0.14           0.13      0.01      0.06      0.36      0.48
   Net realized and unrealized gain (loss)     (0.07)         (0.03)     0.35      0.03      0.12      0.50
                                              ------         ------   -------   -------   -------   -------
Total income from investment operations         0.07           0.10      0.36   $  0.09      0.48      0.98
                                              ------         ------   -------   -------   -------   -------
Less dividends from net investment income      (0.21)         (0.33)    (0.25)    (0.39)    (0.41)    (0.48)
                                              ------         ------   -------   -------   -------   -------
Net asset value, end of period                $ 8.94         $ 9.08   $  9.31   $  9.20   $  9.50   $  9.43
                                              ======         ======   =======   =======   =======   =======
TOTAL RETURN+                                   0.46%(1)       1.08%     4.03%     0.91%     5.35%    11.33%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                        1.66%(2)       1.56%     1.59%     1.56%     1.55%     1.56%
Net investment income                           3.18%(2)       1.80%     0.84%     1.05%     3.86%     5.25%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $8,341         $9,739   $12,864   $16,803   $19,116   $15,248
Portfolio turnover rate                          320%(1)        772%      666%      654%       25%      157%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX            FOR THE YEAR ENDED OCTOBER 31,
                                             MONTHS ENDED    ----------------------------------------------
                                            APRIL 30, 2006     2005      2004      2003      2002     2001
                                            --------------   -------   -------   -------   -------   ------
                                              (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period          $ 8.98         $  9.21   $  9.10   $  9.39   $  9.33   $ 8.84
                                              ------         -------   -------   -------   -------   ------
Income (loss) from investment operations:
   Net investment income                        0.18            0.20      0.08      0.13      0.43     0.55
   Net realized and unrealized gain (loss)     (0.06)          (0.03)     0.36      0.04      0.12     0.49
                                              ------         -------   -------   -------   -------   ------
Total income from investment operations         0.12            0.17      0.44      0.17      0.55     1.04
                                              ------         -------   -------   -------   -------   ------
Less dividends from net investment income      (0.25)          (0.40)    (0.33)    (0.46)    (0.49)   (0.55)
                                              ------         -------   -------   -------   -------   ------
Net asset value, end of period                $ 8.85         $  8.98   $  9.21   $  9.10   $  9.39   $ 9.33
                                              ======         =======   =======   =======   =======   ======
TOTAL RETURN+                                   0.84%(1)        1.83%     4.93%     1.85%     6.14%   12.23%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                        0.86%(2)        0.80%     0.74%     0.71%     0.70%    0.71%
Net investment income                           3.98%(2)        2.56%     1.69%     1.90%     4.71%    6.10%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $8,822         $10,967   $12,742   $19,677   $12,297   $6,206
Portfolio turnover rate                          320%(1)         772%      666%      654%       25%     157%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Mortgage
Securities Trust

Semiannual Report
April 30, 2006

MTGRPT-37895RPT-RA06-00492P-Y04/06

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2006